Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 22, 2014
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
CIK	dei_EntityCentralIndexKey	0001587982
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Dec. 22, 2014
Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2014
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014